Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
Long-term debt consists of the following:

	December 31,
	2011	2012
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	17,764	—
ASMPT, LIBOR+2.5%	—	18,948
Mortgage loans:
Japan, 2.1-2.2%, due 2012	1,746	—
Capital lease commitments:
Japan, 1.8%, due 2012	141	—
	19,651	18,948
Current portion	(4,332)	(6,316)
Non-current portion	15,319	12,632

Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies	Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	1,969,097	—
US dollar	—	25,000

Schedule Of Annual Principal Repayments For Subsequent Years	Aggregate annual principal repayments for years subsequent to December 31, 2012 are:

2013	6,316
2014	6,316
2015	6,316
18,948